Income Taxes - Temporary differences (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Income Tax Disclosure [Abstract]
Property and equipment	$ 22,496	$ 22,650
Depletion	477	479
Unrealized rents	1,850	1,803
Prepaid expenses	1,447	1,306
Gross deferred tax liabilities	26,270	26,238
Insurance liabilities	819	786
Employee benefits and other	3,558	2,758
Gross deferred tax assets	4,377	3,544
Net deferred tax liability	$ 21,893	$ 22,694